Label	Element	Value
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | Nasdaq 100 Stock Index [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	90.90%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | Roundhill Weekly T-Bill ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.20%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	90.90%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.20%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(0.40%)